Right-of-use assets and lease debt - Additional Information (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Statement [line items]
Right of use assets	$ 118,003,223	$ 6,262		$ 0
Lease liabilities	120,596,733		$ 119,387,660
Related Party [Member]
Statement [line items]
Right of use assets	22,878,245
Lease liabilities	$ 23,805,275